Employee Benefits - Expected Rate of Return and Actual Plan Asset Allocation (Details) - ICON Development Solutions Limited pension plan	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	100.00%	100.00%
Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	88.00%	0.00%
Diversified Bonds
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	12.00%	0.00%
Corporate Bonds (including 50% high yield bonds)
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	0.00%	37.00%
Equities
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	0.00%	24.00%
Secured Loans and Multi Asset Credit
Defined Benefit Plan Disclosure [Line Items]
Actual plan asset allocations	0.00%	39.00%